SCHEDULE OF INVESTMENTS

Delaware Ivy Municipal Bond Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

INVESTMENT FUNDS	Shares	Value
Registered Investment Companies – 1.6%
iShares National AMT-Free Muni Bond ETF	69	$8,075
VanEck Vectors High Yield Muni ETF	61	3,880
		11,955

TOTAL INVESTMENT FUNDS – 1.6%		$11,955
(Cost: $11,287)

MUNICIPAL BONDS	Principal
Alabama – 2.2%
AL Pub Sch and College Auth, Cap Impvt and Rfdg Bonds, Ser 2020A, 5.000%, 11-1-29	$1,250	1,653
Univ of KS Hosp Auth, Hlth Fac Rev Bonds, Ser 2004, 0.020%, 9-1-34	7,590	7,590
Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A, 5.000%, 1-1-35	6,555	7,616
		16,859

Alaska – 1.2%
AK Hsng Fin Corp., Gen Mtg Rev Bonds II, Ser 2020A:
1.800%, 6-1-31	1,210	1,225
1.850%, 12-1-31	1,470	1,491
1.900%, 6-1-32	1,000	1,013
1.900%, 12-1-32	800	807
1.950%, 6-1-33	1,500	1,511
1.950%, 12-1-33	1,000	1,006
AK Intl Arpt, Sys Rev and Rfdg Bonds, Ser 2010A, 5.000%, 10-1-21	1,735	1,739
		8,792

Arizona – 2.2%
City of Phoenix Civic Impvt Corp., Jr Lien Arpt Rev Bonds, Ser 2019B:
4.000%, 7-1-37	4,000	4,693
4.000%, 7-1-39	1,000	1,166
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2016A, 4.000%, 1-1-38	8,500	9,633
Mesa, AZ, GO Rfdg Bonds, Ser 2020:
5.000%, 7-1-28	375	482
5.000%, 7-1-29	435	571
		16,545

Arkansas – 0.1%
Board of Trustees of the Univ of AR, Var Fac Rev Bonds (Fayetteville Campus), Rfdg and Impvt Ser 2016A, 5.000%, 11-1-37	745	903

California – 12.3%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1 (SIFMA Municipal Swap Index plus 110 bps), 1.130%, 4-1-45 (A)	10,000	10,165

CA (School Facilities) GO Bonds, 5.000%, 11-1-30	3,000	3,333
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B, 5.250%, 6-1-42	2,245	2,348
CA GO Bonds, Ser 2020, 5.000%, 3-1-36	1,500	1,956
CA Muni Fin Auth, Edu Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2016A, 5.000%, 6-1-36	1,000	1,146
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A:
5.000%, 10-1-22	150	154
5.000%, 10-1-33	1,000	1,034
CA Various Purp GO Bonds:
5.250%, 9-1-26	5,000	5,042
5.500%, 4-1-28	5	5
5.000%, 4-1-37	5,000	5,416
CA Various Purp GO Rfdg Bonds, 5.000%, 2-1-33	10,000	10,738
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D, 5.000%, 6-1-34	6,190	7,220
Cnty of Sacramento, 2020 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp. (Insured by AGM), 5.000%, 10-1-27	660	827
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A:
5.000%, 6-1-29	1,500	1,636
5.000%, 6-1-30	1,000	1,090
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A:
5.000%, 6-1-33	3,165	3,737
5.000%, 6-1-34	2,840	3,350
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A, 5.000%, 9-1-34	750	861
Los Angeles Cnty Metro Trans Auth, Measure R Jr Sub Sales Tax Rev Rfdg Bonds, Ser 2020A, 5.000%, 6-1-30	4,000	5,375
Los Angeles Unif Sch Dist, GO Bonds (Dedicated Unlimited Ad Valorem Ppty Tax), Ser 2020C, 5.000%, 7-1-28	1,000	1,288
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2019A, 5.000%, 5-15-32	265	338

	1,000	1,164
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A, 5.000%, 10-1-36	4,270	5,037
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A, 5.000%, 8-1-21	250	251
Palomar Hlth, GO Rfdg Bonds, Ser 2016B, 4.000%, 8-1-37	1,000	1,107
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8-1-31 (B)	3,315	2,796
0.000%, 8-1-32 (B)	5,000	4,125
0.000%, 8-1-33 (B)	5,000	4,030
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10-1-24	500	506
5.000%, 12-1-24	500	510
Successor Agy to the Redev Agy of the City of Stockton, Tax Alloc Rfdg Bonds, Ser 2016A, 5.000%, 9-1-37	2,000	2,385
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI, 5.000%, 5-15-34	3,500	3,799
Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A, 5.000%, 11-1-38	500	591
		93,360

Colorado – 1.8%
CO Hlth Fac Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019A, 4.000%, 1-1-37	750	896
CO Hlth Fac Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019B, 4.000%, 1-1-40	5,000	5,924
Denver, CO, Dept of Aviation, Arpt Sys Sub Rev Bonds, Ser 2018A:
5.000%, 12-1-31	2,000	2,511
5.000%, 12-1-35	1,000	1,247
Metro Wastewater Reclamation Dist, CO Sewer Impvt Bonds, Ser 2020A, 5.000%, 4-1-30	750	1,004
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012, 5.000%, 12-1-36	300	303
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A, 5.000%, 6-1-35	1,435	1,633

Rgnl Trans Dist of CO, Tax- Exempt Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2020A, 5.000%, 7-15-26	275	330
		13,848

Connecticut – 0.2%
Univ of CT, GO Bonds, Ser 2020A, 5.000%, 2-15-36	1,000	1,289

District Of Columbia – 1.9%
DC Convention and Sports Auth, Sr Lien Dedicated Tax Rev Rfdg Bonds, Ser 2021A:
5.000%, 10-1-28	300	383
5.000%, 10-1-29	385	501
DC Income Tax Secured Rev Bonds, Ser 2019A, 4.000%, 3-1-37	1,000	1,203
DC Water and Sewer Auth, Pub Util Sub Lien Multimodal Rev Bonds, Ser 2019C (Mortgage spread to 5-year U.S. Treasury index), 1.726%, 10-1-54 (A)	1,000	1,042
DC Water and Sewer Auth, Pub Util Sub Lien Rev Bonds, Ser 2015A, 5.000%, 10-1-45	1,565	1,824
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 6.500%, 10-1-41	7,000	8,981
WA Convention and Sports Auth, Sr Lien Dedicated Tax Rev Rfdg Bonds, Ser 2021B, 5.000%, 10-1-29	610	794
		14,728

Florida – 7.6%
East Cent Rgnl Wastewater Treatment Fac Operation Board, Wastewater Treatment Fac Rev Rfdg Bonds, Ser 2017, 5.000%, 10-1-44	3,000	3,665
FL Dev Fin Corp., Edu Fac Rev Bonds (Mater Academy Proj), Ser 2020A:
5.000%, 6-15-28	410	486
5.000%, 6-15-29	400	470
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B, 5.000%, 10-1-35	2,000	2,286
Jacksonville, FL, Spl Rev and Rfdg Bonds, Ser 2020A, 5.000%, 10-1-35	4,475	5,888
Lake Worth Beach, FL, Consolidated Util Rev Bonds, Ser 2020:
5.000%, 10-1-27	735	924
5.000%, 10-1-28	1,000	1,283
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2019A, 4.000%, 10-1-44	1,500	1,721
Miami-Dade Cnty, FL, Aviation Rev Rfdg Bonds, Ser2014, 5.000%, 10-1-34	2,165	2,446

Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM), 5.250%, 10-1-22	5,500	5,852
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10-1-34	3,500	3,562
Orange Cnty Hlth Fac Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2016, 5.000%, 8-1-36	4,125	4,523
Orlando, FL, Greater Orlando Aviation Auth, Arpt Fac Rev Bonds, Ser 2019A:
4.000%, 10-1-37	5,000	5,891
4.000%, 10-1-39	3,000	3,519
Osceola Cnty, FL, Sales Tax Rev Rfdg Bonds, Ser 2016A, 5.000%, 10-1-37	2,005	2,355
Palm Beach Cnty, FL, Sch Board, Cert of Part, Ser 2020A, 5.000%, 8-1-34	2,000	2,628
Sch Board of Broward Cnty, FL, Cert of Part, Ser 2020A, 5.000%, 7-1-34	4,450	5,809
St. Lucie, FL, Util Sys Rfdg Rev Bonds, Ser 2016, 4.000%, 9-1-34	1,000	1,155
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011, 5.250%, 10-15-22	2,750	2,790
		57,253

Georgia – 3.8%
Appling Cnty, GA, Dev Auth, Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Hatch Proj), Ser 2013A, 1.500%, 1-1-38	250	256
Atlanta, GA, Water and Wastewater Rev Rfdg Bonds, Ser 2019, 4.000%, 11-1-38	4,000	4,827
Brookhaven Dev Auth, Rev Bonds (Children’s Hlthcare of Atlanta, Inc.), Ser 2019A, 4.000%, 7-1-44	8,000	9,432
GA Hsng and Fin Auth, Sngl Fam Mtg Bonds, Ser 2020A:
2.450%, 6-1-31	550	587
2.450%, 12-1-31	620	661
2.600%, 6-1-32	430	461
GA State Road and Twy Auth, Fed Hwy Grant Anticipation Rev Bonds, Ser 2020, 5.000%, 6-1-27	2,000	2,499
Metro Atlanta Rapid Transit Auth, Sales Tax Rev Bonds, Ser 2015B, 5.000%, 7-1-43	8,325	10,057
		28,780

Hawaii – 0.4%
HI Arpt Sys Rev Bond, Rfdg Ser 2011, 5.000%, 7-1-21	1,000	1,000

HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A, 5.000%, 7-1-35	1,500	1,735
		2,735

Illinois – 3.7%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5-1-26	65	65
5.700%, 5-1-36	1,750	1,751
Build IL Sales Tax Rev Bonds, Ser 2011, 5.000%, 6-15-27	500	503
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2016D (Insured by BAMAC), 5.250%, 1-1-37	2,500	3,075
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B, 5.000%, 1-1-34	1,000	1,150
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2016C, 5.000%, 1-1-34	1,500	1,775
City of Chicago, Gen Arpt Sr Lien Rev and Rev Rfdg Bonds (Chicago O’Hare Intl Arpt), Ser 2018A (Insured by AGM), 5.000%, 1-1-38	605	752
IL Fin Auth, Rev Bonds (Univ of Chicago), Ser 2021A, 5.000%, 10-1-28	1,000	1,289
IL GO Bonds, Ser 2021B, 5.000%, 3-1-24	1,000	1,118
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A, 5.000%, 2-1-32	3,695	4,336
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013, 5.000%, 6-15-26	2,000	2,164
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2013A, 5.000%, 1-1-35	4,100	4,377
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2015B, 5.000%, 1-1-37	2,000	2,360
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A, 6.000%, 7-1-24	3,080	3,571
		28,286

Indiana – 2.3%
Ctr Grove Multi-Fac Sch Bldg Corp. (Johnson Cnty, IN), Ad Valorem Ppty Tax, First Mtg Bonds, Ser 2020C:
5.500%, 1-10-29	115	152
5.500%, 7-10-29	635	849
5.500%, 1-10-30	655	884
5.500%, 7-10-30	670	913
5.500%, 1-10-31	685	944
IN Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2019A, 4.000%, 1-1-39	2,630	3,095

IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016A:
5.000%, 1-1-37	1,000	1,205
5.000%, 1-1-42	2,000	2,407
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016C, 5.000%, 1-1-39	1,000	1,204
Indianapolis, IN, Econ Dev Rev Bonds (Pine Glen Apt Proj), Ser 2004, 0.060%, 9-1-39	5,750	5,750
		17,403

Iowa – 0.5%
Ames, IA, Hosp Rev Rfdg Bonds (Mary Greeley Med Ctr), Ser 2016, 4.000%, 6-15-35	1,510	1,687
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012, 5.000%, 9-1-33	1,750	1,932
		3,619

Louisiana – 2.4%
Jefferson Sales Tax Dist., Parish of Jefferson, LA, Spl Sales Tax Rev Bonds, Ser 2017B (Insured by AGM), 5.000%, 12-1-42	5,000	6,220
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012, 5.000%, 6-1-24	500	522
LA Gasoline and Fuels Tax, Rev Rfdg Bonds, Ser 2015A, 5.000%, 5-1-41	4,000	4,616
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12-1-25	1,500	1,599
5.000%, 12-1-26	3,500	3,731
5.000%, 12-1-27	1,500	1,598
		18,286

Maine – 0.4%
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015, 5.000%, 7-1-34	2,255	2,640

Maryland – 2.3%
Baltimore, MD, Proj Rev Bonds (Stormwater Proj), Ser 2019A, 4.000%, 7-1-44	5,000	5,891
Baltimore, MD, Proj Rev Bonds (Wastewater Proj), Ser 2019A, 4.000%, 7-1-44	3,500	4,132
Baltimore, MD, Proj Rev Bonds (Water Proj), Ser 2019A, 4.000%, 7-1-44	6,500	7,652
		17,675

Massachusetts – 1.3%
Commonwealth of MA, GO Bonds, Ser 2020D, 5.000%, 7-1-30	4,000	5,359
Commonwealth of MA, GO Rfdg Bonds, Ser 2020E, 5.000%, 11-1-29	715	947
MA Bay Trans Auth, Sub Sales Tax Bonds, Ser 2021A-1, 5.000%, 7-1-31	1,000	1,370

MA Dev Fin Agy, Rev Bonds (Wellforce Issue), Ser 2020C:
5.000%, 10-1-28	500	632
5.000%, 10-1-29	425	547
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009, 6.000%, 1-1-28	95	97
MA Port Auth, Rev Rfdg Bonds, Ser 2021B:
5.000%, 7-1-33	400	532
5.000%, 7-1-34	425	563
		10,047

Michigan – 3.7%
Detroit, MI, Sch Dist, Rfdg Bonds, Ser 2020A:
5.000%, 5-1-31	1,000	1,328
5.000%, 5-1-32	750	992
Lincoln Consolidated Sch Dist, Cnty of Washtenaw and Wayne, MI, Rfdg Bonds, Ser 2016A, 5.000%, 5-1-35	500	593
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI, 5.000%, 12-1-35	3,000	3,134
MI Fin Auth, Hosp Rev Bonds (CHE Trinity Hlth Credit Group), Ser 2013MI-2:
4.000%, 12-1-35	1,250	1,511
4.000%, 12-1-36	1,100	1,326
MI Fin Auth, Hosp Rev Bonds (CHE Trinity Hlth Credit Group), Ser 2013MI-4, 5.000%, 12-1-39	4,150	5,356
MI Fin Auth, Second Lien Distributable State Aid Rev and Rev Rfdg Bonds, Ser 2020 (Insured by BAMAC):
5.000%, 11-1-27	475	595
5.000%, 11-1-28	765	980
5.000%, 11-1-29	1,650	2,157
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I, 5.000%, 4-15-34	3,000	3,563
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2016I, 4.000%, 10-15-36	1,000	1,141
MI State Hosp Fin Auth, Rfdg and Proj Rev Bonds (Ascension Hlth Sr Credit Group), Ser 2010F-4, 5.000%, 11-15-47	500	636
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B-4, 5.000%, 11-15-32	2,000	2,326
Sparta Area Sch, 2016 Sch Bldg and Site Bonds (Kent and Ottawa Cnty, MI), Ser I, 5.000%, 5-1-46	2,000	2,357
		27,995

Minnesota – 0.6%
Oakdale, MN, Var Rate Demand Multifamily Hsng Rev Rfdg Bonds (Cottage Homesteads of Aspen Proj), Ser 2008 (Insured by Federal Home Loan Mortgage Corp.), 0.060%, 6-1-45	4,785	4,785

Missouri – 3.0%
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A, 6.125%, 12-1-36	175	114
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (Mosaic Hlth Sys), Ser 2019A, 4.000%, 2-15-44	600	693
Kansas City, MO, Spl Oblig Impvt and Rfdg Bonds (Downtown Arena Proj), Ser 2016E, 5.000%, 4-1-40	2,000	2,299
MO Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (BJC Hlth Sys), Ser 2021C, 5.000%, 5-1-52	2,885	3,662
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
5.000%, 12-1-29	1,550	1,818
5.000%, 12-1-30	1,200	1,406
5.000%, 12-1-31	1,000	1,171
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A:
5.000%, 12-1-36	5,650	6,593
5.000%, 12-1-37	1,000	1,166
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2016A, 5.000%, 12-1-40	1,000	1,195
St. Louis Cnty, MO, Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012, 5.000%, 9-1-32	1,120	1,162
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM), 0.000%, 7-15-36 (B)	2,350	1,622
		22,901

Montana – 0.2%
MT Board of Hsng, Sngl Fam Mtg Bonds, Ser 2020B, 2.750%, 12-1-40	915	967
MT Fac Fin Auth, Rev Rfdg Bonds (SCL Hlth Sys), Ser 2019A, 4.000%, 1-1-37	500	598
		1,565

Nebraska – 1.3%
Hall Cnty Sch Dist 0002, GO Bonds (Grand Island Pub Sch), Ser 2014, 5.000%, 12-15-39	3,270	3,800
NE Investment Fin Auth, Sngl Fam Hsng Rev Bonds, Ser 2020A, 2.350%, 9-1-35	2,500	2,596

Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A, 5.000%, 2-1-33	1,000	1,152
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2016A, 5.000%, 2-1-41	1,000	1,179
Sarpy Cnty Sch Dist 0027, GO Rfdg Bonds (Papillion - La Vista, NE, Pub Sch), Ser 2020B, 4.000%, 12-1-30	600	749
		9,476

Nevada – 0.8%
Las Vegas Vly Water Dist., Water Impvt and Rfdg GO Bonds, Ser 2016A, 5.000%, 6-1-41	5,000	5,946

New Hampshire – 0.3%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7-1-41	2,150	2,150

New Jersey – 2.1%
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010, 5.375%, 10-1-21	2,500	2,532
Hudson Cnty Impvt Auth, Cnty Secured Lease Rev Bonds (Hudson Cnty Courthouse Proj), Ser 2020, 5.000%, 10-1-29	500	657
Monmouth Cnty Impvt Auth, Governmental Pooled Loan Rev Bonds, Ser 2020, 5.000%, 12-1-27	655	832
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2021QQQ, 5.000%, 6-15-25	385	451
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1, 5.500%, 12-1-21	1,145	1,170
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A, 5.625%, 7-1-37	500	500
NJ Tpk Auth, Tpk Rev Bonds, Ser 2021A, 4.000%, 1-1-42	1,000	1,202
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B, 5.250%, 12-15-22	3,500	3,753
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12-15-22	1,500	1,615
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12-1-21	2,935	2,999
		15,711

New York – 13.2%
Dormitory Auth of the State of NY, Sch Dist Rev Bond Fin Prog Rev Bonds, Ser 2020A (Insured by AGM):
5.000%, 10-1-32	1,000	1,272
5.000%, 10-1-33	500	635
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt), 5.000%, 2-15-38	5,000	5,771
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (Insured by AGM), 5.000%, 9-1-39	1,500	1,696
Metro Trans Auth, Trans Rev Bonds, Ser 2014C, 5.000%, 11-15-36	2,625	2,956
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1, 5.000%, 11-15-41	2,105	2,456
Metro Trans Auth, Trans Rev Rfdg Bonds, Ser 2015C-1, 5.000%, 11-15-35	2,500	2,903
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015, 5.000%, 11-15-34	3,000	3,539
NY State Urban Dev Corp., State Personal Income Tax Rev Bonds (Gen Purp), Ser 2020A (Tax-Exempt), 4.000%, 3-15-38	1,000	1,204
NYC GO Bonds, Fiscal 2014 Ser G, 5.000%, 8-1-30	1,000	1,115
NYC GO Bonds, Fiscal 2020 Ser D-1, 4.000%, 3-1-41	2,000	2,396
NYC GO Bonds, Fiscal 2021 Ser A-1, 5.000%, 8-1-28	2,000	2,566
NYC GO Bonds, Ser 2014D-1, 5.000%, 8-1-30	2,000	2,191
NYC Hlth and Hosp Corp., Hlth Sys Bonds, Ser 2020A, 5.000%, 2-15-28	1,500	1,901
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2020A-1-B:
2.000%, 5-1-31	730	742
2.050%, 11-1-31	520	530
2.100%, 5-1-32	1,055	1,074
2.150%, 11-1-32	970	989
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3-1-25 (B)	3,175	3,070
0.000%, 3-1-26 (B)	3,185	3,029
0.000%, 3-1-27 (B)	3,000	2,796
NYC Indl Dev Agy, Pilot Rfdg Bonds (Queens Baseball Stadium Proj), Ser 2021A (Insured by AGM), 5.000%, 1-1-28	750	944
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH, 5.000%, 6-15-37	10,000	11,652

NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Fiscal 2020 Ser AA, 4.000%, 6-15-40	1,000	1,195
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser S-3, 5.000%, 7-15-36	2,000	2,528
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2016S-1, 5.000%, 7-15-37	1,000	1,184
NYC Transitional Fin Auth, Future Tax Secured Sub Bonds, Ser 2015B-1, 5.000%, 8-1-39	6,000	6,797
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I, 5.000%, 5-1-29	3,000	3,256
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2018A-2, 5.000%, 8-1-37	5,360	6,673
Port Auth of NY & NJ Consolidated Bonds, Ser 221, 5.000%, 7-15-32	5,000	6,512
Port Auth of NY & NJ Consolidated Bonds, Ser 223, 5.000%, 7-15-28	2,500	3,172
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE, 5.000%, 12-15-31	10,000	11,160
		99,904

North Carolina – 2.5%
Board of Governors of the Univ Of NC, Univ of NC Hosp at Chapel Hill Rev Bonds, Ser 2019, 4.000%, 2-1-36	1,000	1,168
Charlotte, NC, Charlotte Douglas Intl Arpt, Arpt Rev Bonds, Ser 2021B:
5.000%, 7-1-29	700	907
5.000%, 7-1-30	1,590	2,089
NC Hsng Fin Agy, Home Ownership Rev Bonds, Ser 44, 2.550%, 7-1-35	1,000	1,050
NC Med Care Comsn, Hosp Rev Bonds (Caro Mont Hlth), Ser 2021B, 5.000%, 2-1-51	4,700	5,644
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009B (Insured by Assured Guaranty Corp.), 0.000%, 1-1-34 (B)	10,000	7,876
		18,734

North Dakota – 0.4%
ND Bldg Auth, Fac Impvt Bonds, Ser 2020A, 5.000%, 12-1-31	2,000	2,683

Ohio – 1.1%
Allen Cnty, OH, Hosp Fac Rev Bonds (Bon Secours Mercy Hlth, Inc.), Ser 2020A, 5.000%, 12-1-35	200	261

Hamilton Cnty, OH, Sewer Sys Rfdg Rev Bonds (Metro Sewer Dist of Greater Cincinnati), Ser 2020A, 5.000%, 12-1-29	500	661
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2019B, 4.000%, 1-1-42	2,000	2,353
Toledo, OH, Waterworks Sys Rev Bonds, Ser 2020, 5.000%, 11-15-31	3,480	4,653
		7,928

Oregon – 1.5%
Deschutes Cnty, OR, Hosp Fac Auth, Hosp Rev Bonds (St. Charles Hlth Sys, Inc.), Ser 2020A:
5.000%, 1-1-28	200	252
5.000%, 1-1-29	260	335
Medford, OR, Hosp Fac Auth, Rev and Rfdg Bonds (Asante Proj), Ser 2020A (Insured by AGM):
5.000%, 8-15-30	500	666
5.000%, 8-15-34	350	460
5.000%, 8-15-35	500	657
4.000%, 8-15-39	1,590	1,908
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three:
5.000%, 7-1-33	5,000	5,821
5.000%, 7-1-34	1,000	1,164
		11,263

Pennsylvania – 2.1%
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10-1-26	3,000	3,044
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C, 6.250%, 6-1-33	4,000	5,029
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E, 6.288%, 12-1-38	2,500	3,317
PA Tpk Comsn, Tpk Sub Rev Rfdg Bonds, Ser 2016, 5.000%, 6-1-38	1,000	1,177
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011, 7.250%, 12-15-31	3,000	3,096
		15,663

Rhode Island – 0.2%
RI Commerce Corp., Grant Anticipation Bonds (RI Dept of Trans), Ser 2020A, 5.000%, 5-15-35	1,250	1,619

South Carolina – 0.0%
SC Jobs-Econ Dev Auth, Hosp Fac Rev Bonds (Bon Secours Mercy Hlth, Inc.), Ser 2020A, 5.000%, 12-1-46	250	319

Tennessee – 0.8%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015B, 5.000%, 7-1-40	4,200	4,854

Tennergy Corp., Gas Supply Rev Bonds, Ser 2021A, 4.000%, 12-1-51	1,000	1,200
		6,054

Texas – 11.6%
Alamo Cmnty College Dist, Ltd. Tax and Rfdg Bonds, Ser 2017, 5.000%, 8-15-38	6,040	7,492
Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Cntys), Ser 2014, 5.000%, 11-15-39	1,000	1,134
Board of Regents of the Univ of TX System, Rev Fin Sys Bonds, Ser 2021A, 5.000%, 8-15-31	1,000	1,373
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011, 5.750%, 8-15-41	500	503
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A, 4.250%, 12-1-34	3,000	3,239
Clint Independent Sch Dist, Unlimited Tax Sch Bldg Bonds (El Paso Cnty, TX), Ser 2015, 5.000%, 8-15-39	1,960	2,323
Grand Prkwy Trans Corp., First Tier Toll Rev Rfdg Bonds, Ser 2020C, 4.000%, 10-1-45	1,000	1,182
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A, 5.000%, 7-1-32	500	523
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds, Ser 2019B:
4.000%, 11-15-38	1,000	1,210
4.000%, 11-15-39	2,000	2,413
Lone Star College Sys, Ltd. Tax GO Bonds (Harris and Fort Bend Cnty, TX), Ser 2021A, 5.000%, 2-15-28 (C)	2,500	3,165
North Harris Cnty Rgnl Water Auth, Sr Lien Rev and Rfdg Bonds, Ser 2016, 4.000%, 12-15-35	3,090	3,556
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1-1-30 (B)	15,000	13,198
San Antonio, TX, Water Sys Jr Lien Rev and Rfdg Bonds, Ser 2015B, 5.000%, 5-15-39	1,805	2,091
San Antonio, TX, Water Sys Jr Lien Rev and Rfdg Bonds, Ser 2019C, 4.000%, 5-15-33	1,550	1,894
Trinity River Auth of TX, Rgnl Wastewater Sys Rev Rfdg Bonds, Ser 2020, 5.000%, 8-1-30	1,000	1,341
TX Dept of Hsg and Cmnty Affairs, Multifamily Hsg Rev Bonds (Terraces at Cibolo), Ser 2007, 0.060%, 5-1-40	4,295	4,295
TX Dept of Hsg and Cmnty Affairs, Sngl Fam Mtg Rev Bonds, Ser 2020A, 2.050%, 9-1-30	200	207

TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Rfdg Bonds, Ser 2021, 5.000%, 12-15-29	1,500	1,950
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2016 (Insured by BAMAC), 4.000%, 5-1-33	500	559
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011, 6.750%, 5-1-26	3,740	3,756
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC): 0.000%, 8-15-26 (B)	19,340	18,649
TX Trans Comsn (Cent TX Tpk Sys), Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B, 5.000%, 8-15-37	1,000	1,127
TX Water Dev Board, State Water Implementation Rev Fund for TX Rev Bonds, Ser 2018B, 5.000%, 10-15-38	8,000	10,187
		87,367

Utah – 0.2%
UT Cnty, UT, Hosp Rev Bonds (IHC Hlth Ser, Inc.), Ser 2020A, 5.000%, 5-15-43	200	257
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Syracuse Arts Acadamy Proj), Ser 2017, 5.000%, 4-15-37	1,000	1,146
		1,403

Virginia – 0.2%
Mosaic Dist Cmnty Dev Auth (Fairfax Cnty, VA), Rev Rfdg Bonds, Ser 2020A, 4.000%, 3-1-27	1,000	1,152

Washington – 1.9%
Pierce Cnty, WA, Tacoma Sch Dist No. 10, Unlimited Tax GO Bonds, Ser 2020B, 5.000%, 12-1-29	1,400	1,857
Port of Seattle, Intermediate Lien Rev and Rfdg Bonds, Ser 2021C, 5.000%, 9-1-26	2,600	3,160
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B, 5.000%, 3-1-35	2,000	2,264
Snohomish Cnty, WA, Pub Util Dist No. 1, Elec Sys Rev Bonds, Ser 2015, 5.000%, 12-1-40	1,000	1,177
WA Hlth Care Fac Auth, Rev Bonds (Providence Hlth & Svc), Ser 2014D, 5.000%, 10-1-38	5,000	5,653
WA State Hsng Fin Comsn, Sngl Fam Prog Bonds, Ser 2020-1A:
2.000%, 12-1-26	235	242
2.200%, 6-1-27	150	154
2.250%, 12-1-27	185	190
		14,697

Wisconsin – 0.8%
Waukesha, WI, GO Rfdg Bonds, Ser 2021C, 5.000%, 10-1-28	250	320
WI Hlth and Edu Fac Auth, Rev Bonds (Ascension Sr Credit Group), Ser 2016A, 4.000%, 11-15-33	1,000	1,152
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016, 5.000%, 12-1-41	4,000	4,800
		6,272

TOTAL MUNICIPAL BONDS – 95.1%		$718,635
(Cost: $659,267)

SHORT-TERM SECURITIES	Shares

Money Market Funds (D) – 3.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	23,723	23,723

TOTAL SHORT-TERM SECURITIES – 3.1%		$23,723
(Cost: $23,723)

TOTAL INVESTMENT SECURITIES – 99.8%		$754,313
(Cost: $694,277)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,852

NET ASSETS – 100.0%		$756,165

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.
(B)	Zero coupon bond.
(C)	Purchased on a when-issued basis with settlement subsequent to June 30, 2021.
(D)	Rate shown is the annualized 7-day yield at June 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$11,955	$—	$—
Municipal Bonds	—	718,635	—
Short-Term Securities	23,723	—	—
Total	$35,678	$718,635	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corp.

SIFMA = Securities Industry and Financial Markets Association

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$694,277

Gross unrealized appreciation	60,226

Gross unrealized depreciation	(190)

Net unrealized appreciation	$60,036